Note 10 - Contracts and Agreements (Detail) (USD $)	12 Months Ended		66 Months Ended	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2009 Yale Resources Ltd. Property [Member] Mineral Property Option Agreement [Member] sqm	Jul. 31, 2009 Yale Resources Ltd. Property Option [Member] Mineral Property Option Agreement [Member] sqm	Jul. 31, 2009 First Option [Member] Mineral Property Option Agreement [Member]	Jul. 31, 2009 Second Option [Member] Mineral Property Option Agreement [Member]	Jul. 31, 2009 Mineral Property Option Agreement [Member]	Jul. 31, 2010 Share Issuance Agreement [Member]	Jul. 31, 2010 Trinity Alps Joint Venture [Member] Payment Terms [Member]	Jul. 31, 2010 Trinity Alps Joint Venture [Member] Ownership Terms [Member]	Jul. 31, 2010 Trinity Alps Joint Venture [Member] Share and Warrant Inducement Terms [Member]	Jul. 31, 2010 Trinity Alps Joint Venture [Member] Board Member Terms [Member]	Jul. 31, 2010 Trinity Alps Joint Venture [Member] Signing Fee [Member]	Jul. 31, 2010 Trinity Alps Joint Venture [Member] Contribution to Escrow [Member]	Jul. 31, 2010 Trinity Alps Joint Venture [Member] acre
Third Party, Number of Mining Concessions Held				10	6
Third Party, Area of Mining Concessions (in Square Meters)				28,830	276
Option Agreement, Number of Options Granted								2
Option Agreement, Terms						(a) make the following payments to Yale: an initial payment of $300,000 (already paid by the Company); $250,000 on or before April 30, 2011; $250,000 on or before April 30, 2012; $250,000 on or before April 30, 2013; (b) fund the following expenditures: $50,000 prior to April 30, 2010; an additional $500,000 prior to April 30, 2011; an additional $800,000 prior to April 30, 2012; an additional $1,000,000 prior to April 30, 2013; and (c) make the following additional payments: $50,000 upon successful completion of a National Instrument 43-101 compliant technical report; $50,000 upon the commencement of a drilling program on the Property on or prior to August 1, 2009, (payable in stock at the election of the optionor set at the price of the first financing of the Company); $50,000 upon successful completion of the first year's drilling work program (payable in stock at the election of the optionor set at the price of the first financing of the Company); $70,000 on or before April 30, 2011, (payable in stock at the election of the optionor set at the price of the first financing of the Company); $70,000 on or before April 30, 2012, (payable in stock at the election of the optionor set at the price of the first financing of the Company); and $70,000 on or before April 30, 2013, (payable in stock at the election of the optionor set at the price of the first financing of the Company)	(a) issuing to Yale an additional 500,000 shares of common stock (post forward stock split); (b) completing sufficient drilling in order to calculate a resource estimate on or before the seventh anniversary of the effective date of the Option Agreement; and (c) paying to Yale $0.75 for every equivalent ounce of silver identified from the resource estimate prepared for the Property
Payments to Acquire Mineral Rights (in Dollars)	$ 0	$ 0	$ 1,058,598			$ 300,000
Unit Description									one share of common stock of the Company, and a warrant
Unit Purchase Price									equal to 75 percent of the weighted average closing price of common stock of the Company, as quoted by NASDAQ, or other source agreed to by the parties, for the preceding ten days prior to each subscription advance to purchase units
Purchase Price Under Purchase Warrant									175 percent of the unit price at which the unit containing the Purchase Warrant being exercised was issued
Joint Venture Agreement, Description																up to a total of $2,000,000 over a period of two years in order to obtain a 75 percent ownership interest
Area of Land (in Acres)																950
Payments to Acquire Interest in Joint Venture (in Dollars)														$ 125,000	$ 150,000
Joint Venture Agreement, Terms										the Company will contribute an additional $150,000 at closing and $150,000 within three months of closing (collectively, the "First Semester Payment"), as well as $300,000 within six months of closing (the "Second Semester Payment"). Both the First Semester Payment and Second Semester Payment shall be included in the aggregate sum of $2,000,000 to be contributed by the Company no later than two years from closing, to obtain its 75 percent interest.	The Company shall receive an immediate 7 percent ownership stake in each of such entities in exchange for its initial contributions, and thereafter, will incrementally increase its ownership interest by 1 percent for each additional $40,000 contributed. Once such increases reach 40 percent, the Company shall be capped at a 40 percent ownership interest level in each entity until the full $2,000,000 is contributed and earmarked for expenditure with respect to the properties, at which point, the Company's ownership interest shall automatically increase to 75 percent in each entity.	the Company shall, at closing, issue to Trinity Alps 2,000,000 shares of the Company's common stock and warrants to purchase an additional 2,000,000 shares of common stock Such shares and warrants will be held in trust, and issued in increments of 500,000 shares and warrants, respectively, at certain intervals following the closing	Company will grant Trinity Alps the right to designate such number of individuals to the Company's Board of Directors as to constitute one-third of the full membership of the Board during the term of the Venture Agreement. After the completion of the term of the Venture Agreement, the number of individuals designated by Trinity Alps as members of the Board of Directors of the Company may be reduced from one-third to one-fifth of the full membership of the Board.
Entities Formed to Hold and Operate Mineral Claims																2
Stock Issued During Period, Shares, Acquisitions (in Shares)																2,000,000
Warrant Issued, Stock Purchasable (in Shares)																2,000,000